Schedule of changes in present value of defined benefit obligation (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Defined-benefit obligation at December 31, 2020	R$ 17,242	R$ 17,022	R$ 13,892
Cost of current service	27	26	18
Interest on actuarial obligation	1,159	1,147	1,213
Actuarial losses (gains):
Due to changes in demographic assumptions	486	534	6
Due to changes in financial assumptions	(2,777)	(565)	2,775
Due to adjustments based on experience	1,005	148	160
Due to changes and adjustments	(1,286)	117	2,941
Benefits paid	(1,166)	(1,070)	(1,042)
Past service cost (1)	(415)
Defined-benefit obligation at December 31, 2021	15,561	17,242	17,022
Pension Plans And Retirement Supplement Plans [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation at December 31, 2020	13,308	13,285	11,073
Cost of current service	2	1	1
Interest on actuarial obligation	883	887	963
Actuarial losses (gains):
Due to changes in demographic assumptions	378	135	6
Due to changes in financial assumptions	(2,393)	(375)	2,058
Due to adjustments based on experience	828	289	83
Due to changes and adjustments	(1,187)	49	2,147
Benefits paid	(980)	(914)	(899)
Past service cost (1)
Defined-benefit obligation at December 31, 2021	12,026	13,308	13,285
Health Plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation at December 31, 2020	3,319	3,102	2,344
Cost of current service	21	21	14
Interest on actuarial obligation	232	215	208
Actuarial losses (gains):
Due to changes in demographic assumptions	122	395
Due to changes in financial assumptions	(252)	(152)	576
Due to adjustments based on experience	200	(119)	91
Due to changes and adjustments	70	124	667
Benefits paid	(173)	(143)	(131)
Past service cost (1)
Defined-benefit obligation at December 31, 2021	3,469	3,319	3,102
Dental Plan [member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation at December 31, 2020	64	61	48
Cost of current service	1	1
Interest on actuarial obligation	5	4	4
Actuarial losses (gains):
Due to changes in demographic assumptions	1	4
Due to changes in financial assumptions	(5)	(4)	11
Due to adjustments based on experience	3	1
Due to changes and adjustments	(1)	1	11
Benefits paid	(3)	(3)	(2)
Past service cost (1)
Defined-benefit obligation at December 31, 2021	66	64	61
Life Insurance Plan [Member]
IfrsStatementLineItems [Line Items]
Defined-benefit obligation at December 31, 2020	551	574	427
Cost of current service	3	3	3
Interest on actuarial obligation	39	41	38
Actuarial losses (gains):
Due to changes in demographic assumptions	(15)
Due to changes in financial assumptions	(127)	(34)	130
Due to adjustments based on experience	(26)	(23)	(14)
Due to changes and adjustments	(168)	(57)	116
Benefits paid	(10)	(10)	(10)
Past service cost (1)	(415)
Defined-benefit obligation at December 31, 2021		R$ 551	R$ 574